Meridian Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Shares	Value
Common Stocks - 88.5%
Communication Services - 3.8%
Interactive Media & Services - 3.8%
Angi, Inc.[1]	222,801	$3,622,744
Cargurus, Inc.[1]	221,163	8,233,899
ZipRecruiter, Inc. Class A1	445,401	1,879,592
Total Communication Services		13,736,235
Consumer Discretionary - 6.6%
Automobile Components - 1.7%
Fox Factory Holding Corp.[1]	104,100	2,528,589
Stoneridge, Inc.[1]	487,468	3,714,506
		6,243,095
Hotels, Restaurants & Leisure - 4.1%
Black Rock Coffee Bar, Inc. Class A1	109,348	2,609,043
First Watch Restaurant Group, Inc.[1]	246,924	3,861,891
Genius Sports Ltd. (United Kingdom)[1]	136,159	1,685,649
Monarch Casino & Resort, Inc.	9,920	1,049,933
Pursuit Attractions and Hospitality, Inc.[1]	146,117	5,286,513
		14,493,029
Specialty Retail - 0.8%
Sally Beauty Holdings, Inc.[1]	174,436	2,839,818
Total Consumer Discretionary		23,575,942
Consumer Staples - 2.6%
Tobacco - 2.6%
Turning Point Brands, Inc.	95,106	9,402,179
Total Consumer Staples		9,402,179
Energy - 3.2%
Energy Equipment & Services - 0.5%
NCS Multistage Holdings, Inc.[1]	35,932	1,834,688
Oil, Gas & Consumable Fuels - 2.7%
Crescent Energy Co. Class A2	158,652	1,415,176
Infinity Natural Resources, Inc. Class A1,2	112,080	1,469,369
Viper Energy, Inc. Class A	178,693	6,829,646
		9,714,191
Total Energy		11,548,879
Financials - 4.8%
Capital Markets - 1.1%
WisdomTree, Inc.[2]	275,356	3,827,448
Financial Services - 3.0%
International Money Express, Inc.[1]	230,054	3,213,854
	Shares	Value
Remitly Global, Inc.[1]	466,496	$7,603,885
		10,817,739
Insurance - 0.7%
Accelerant Holdings Class A (Cayman Islands)[1]	83,312	1,240,516
Neptune Insurance Holdings, Inc. Class A1	62,037	1,240,740
		2,481,256
Total Financials		17,126,443
Health Care - 28.1%
Biotechnology - 10.9%
4D Molecular Therapeutics, Inc.[1,2]	130,435	1,133,480
CareDx, Inc.[1]	441,327	6,416,895
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0[1,3,4]	17,318	519
CG oncology, Inc.[1,2]	82,304	3,315,205
Kiniksa Pharmaceuticals International Plc[1]	49,871	1,936,491
Neurogene, Inc.[1,2]	122,995	2,131,503
Newamsterdam Pharma Co., N.V. (Netherlands)[1,2]	86,540	2,461,198
Nuvalent, Inc. Class A1,2	31,897	2,758,452
ORIC Pharmaceuticals, Inc.[1,2]	243,530	2,922,360
PMV Pharmaceuticals, Inc.[1]	1,351,545	1,892,163
ProQR Therapeutics, N.V. (Netherlands)[1,2]	579,182	1,233,658
Veracyte, Inc.[1]	262,839	9,023,263
Zenas Biopharma, Inc.[1,2]	166,389	3,693,836
		38,919,023
Health Care Equipment & Supplies - 5.9%
Axogen, Inc.[1]	253,039	4,514,216
Merit Medical Systems, Inc.[1]	55,218	4,595,794
PROCEPT BioRobotics Corp.[1,2]	94,633	3,377,452
QuidelOrtho Corp.[1]	65,262	1,921,966
Tandem Diabetes Care, Inc.[1]	315,248	3,827,110
TransMedics Group, Inc.[1]	24,627	2,763,149
		20,999,687
Health Care Providers & Services - 3.6%
HealthEquity, Inc.[1]	19,596	1,857,113
Hinge Health, Inc. Class A1,2	39,277	1,927,715
LifeStance Health Group, Inc.[1]	16,240	89,320
Pediatrix Medical Group, Inc.[1]	279,154	4,675,829
Privia Health Group, Inc.[1]	29,855	743,390
Progyny, Inc.[1]	175,990	3,787,305
		13,080,672

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
	Shares	Value
Health Care Technology - 4.9%
Certara, Inc.[1,2]	581,013	$7,099,979
Phreesia, Inc.[1]	167,706	3,944,445
Waystar Holding Corp.[1,2]	173,391	6,574,987
		17,619,411
Life Sciences Tools & Services - 1.9%
Stevanato Group SpA (Italy)	263,464	6,784,198
Pharmaceuticals - 0.9%
Structure Therapeutics, Inc. ADR[1,2]	110,225	3,086,300
Total Health Care		100,489,291
Industrials - 18.0%
Aerospace & Defense - 1.4%
Byrna Technologies, Inc.[1,2]	112,866	2,501,111
Voyager Technologies, Inc. Class A1,2	82,858	2,467,511
		4,968,622
Commercial Services & Supplies - 4.9%
ACV Auctions, Inc. Class A1	454,397	4,503,074
Cimpress Plc (Ireland)[1]	95,617	6,027,696
Montrose Environmental Group, Inc.[1]	131,884	3,621,535
RB Global, Inc. (Canada)	30,654	3,321,667
		17,473,972
Construction & Engineering - 0.4%
Legence Corp. Class A1	50,368	1,551,838
Machinery - 2.9%
Federal Signal Corp.	55,894	6,650,827
Kadant, Inc.[2]	12,032	3,580,483
		10,231,310
Marine Transportation - 1.9%
Kirby Corp.[1]	80,701	6,734,498
Professional Services - 3.4%
Alight, Inc. Class A	665,036	2,168,017
Asure Software, Inc.[1]	323,904	2,656,013
Forrester Research, Inc.[1]	280,965	2,978,229
TriNet Group, Inc.	64,978	4,346,379
		12,148,638
Trading Companies & Distributors - 3.1%
NPK International, Inc.[1]	497,271	5,624,135
Titan Machinery, Inc.[1,2]	154,555	2,587,251
Transcat, Inc.[1,2]	40,591	2,971,261
		11,182,647
Total Industrials		64,291,525
	Shares	Value
Information Technology - 18.1%
Electronic Equipment, Instruments & Components - 1.4%
Crane NXT Co.	40,909	$2,743,767
Mirion Technologies, Inc.[1]	106,352	2,473,747
		5,217,514
Semiconductors & Semiconductor Equipment - 1.6%
Allegro MicroSystems, Inc. (Japan)[1]	71,970	2,101,524
indie Semiconductor, Inc. Class A (China)[1,2]	458,108	1,864,500
PDF Solutions, Inc.[1]	71,996	1,858,937
		5,824,961
Software - 15.1%
8x8, Inc.[1]	1,089,889	2,310,565
Alkami Technology, Inc.[1,2]	328,342	8,156,015
Amplitude, Inc. Class A1	743,101	7,966,043
Blackbaud, Inc.[1]	27,621	1,776,307
Cellebrite DI Ltd. (Israel)[1]	108,456	2,009,690
Consensus Cloud Solutions, Inc.[1]	376,764	11,065,559
CS Disco, Inc.[1]	371,739	2,401,434
I3 Verticals, Inc. Class A1,2	120,753	3,919,642
PagerDuty, Inc.[1,2]	240,174	3,967,674
Sprout Social, Inc. Class A1	394,686	5,099,343
Via Transportation, Inc. Class A1,2	35,677	1,715,350
Weave Communications, Inc.[1]	533,680	3,564,982
		53,952,604
Total Information Technology		64,995,079
Materials - 2.2%
Construction Materials - 0.6%
United States Lime & Minerals, Inc.	16,835	2,214,644
Containers & Packaging - 0.5%
Ranpak Holdings Corp.[1]	339,712	1,909,182
Metals & Mining - 1.1%
Almonty Industries, Inc. (Canada)[1]	615,410	3,710,922
Total Materials		7,834,748
Utilities - 1.1%
Water Utilities - 1.1%
Pure Cycle Corp.[1]	341,655	3,782,121
Total Utilities		3,782,121
Total Common Stocks - 88.5% (Cost $293,320,482)		316,782,442

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
	Shares	Value
Preferred Stocks - 7.6%
Communication Services - 2.4%
Specialty Retail - 2.4%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,3,4]	470,013	$8,497,835
Total Communication Services		8,497,835
Health Care - 1.5%
Biotechnology - 1.5%
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007[1,3,4]	1,663,893	149,750
DNA Script Series C Acquisition Date: 10/8/21, Cost $3,431,721[1,3,4]	3,955	934,685
YAP Therapeutics, Inc. Series B Acquisition Date: 1/12/22, Cost $3,000,005[1,3,4]	64,544	4,287,013
Total Health Care		5,371,448
Information Technology - 2.0%
IT Services - 1.2%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $4,184,983[1,3,4]	169,570	4,212,119
Software - 0.8%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320[1,3,4]	128,530	3,134,847
Total Information Technology		7,346,966
Real Estate - 1.7%
Real Estate Management & Development - 1.7%
Apartment List, Inc. Series D Acquisition Date: 12/21/20 - 12/24/20, Cost $5,999,998[1,3,4]	1,642,485	5,978,645
Total Real Estate		5,978,645
Total Preferred Stocks - 7.6% (Cost $29,267,033)		27,194,894
	Shares	Value
Private Investment Fund - 0.7%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,3,5]	2,918	$2,625,488
Total Private Investment Fund - 0.7% (Cost $2,917,695)		2,625,488
Rights - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Inhibrx, Inc. CVR[1,4]	96,915	68,218
Total Health Care		68,218
Total Rights - 0.0% (Cost $0)		68,218
	Shares/ Principal Amount
Short-Term Investments - 10.7%
Money Market Funds - 10.7%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.04% [6]	14,991,797	14,991,797
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.05% [6,7]	23,326,303	23,326,303
Total Money Market Funds (Cost $38,318,100)		38,318,100
Total Short-Term Investments - 10.7% (Cost $38,318,100)		38,318,100
Total Investments - 107.5% (Cost $363,823,310)		384,989,142
Liabilities in Excess of Other Assets - (7.5)%		(26,889,319)
Net Assets - 100.0%		$358,099,823

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
ADR—American Depositary Receipt
CVR—Contingent Value Rights
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2025. Total value of such securities at period-end amounts to $39,721,372 and represents 11.09% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $29,820,901 and represents 8.33% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures Utilized by the Valuation Designee.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	The rate shown is the 7-Day SEC yield as of September 30, 2025.
[7]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/